DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
DEFERRED INCOME TAXES	Deferred Income Taxes
Recognition and Measurement
We record deferred income tax assets and liabilities where temporary differences exist between the carrying amounts of assets and liabilities in our balance sheet and their tax bases. The measurement and recognition of deferred income tax assets and liabilities takes into account: substantively enacted rates that will apply when temporary differences reverse; interpretations of relevant tax legislation; estimates of the tax bases of assets and liabilities; and the deductibility of expenditures for income tax purposes. In addition, the measurement and recognition of deferred tax assets takes into account tax planning strategies. We recognize the effect of changes in our assessment of these estimates and factors when they occur. Changes in deferred income tax assets and liabilities are allocated between net income, other comprehensive income, equity and goodwill based on the source of the change.
Current income taxes of $16 million have been provided in the year on the undistributed earnings of certain foreign subsidiaries. Deferred income taxes have not been provided on the undistributed earnings of all other foreign subsidiaries for which we are able to control the timing of the remittance, and it is probable that there will be no remittance in the foreseeable future. These undistributed earnings amounted to $16,112 million as at December 31, 2020.
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2020	As at December 31, 2019
Deferred tax assets
Tax loss carry forwards	$456	$511
Tax credits	13	28
Environmental rehabilitation	358	329
Post-retirement benefit obligations and other employee benefits	30	24
Other working capital	70	75
Other	3	11
	$930	$978
Deferred tax liabilities
Property, plant and equipment	(3,375)	(3,263)
Inventory	(463)	(545)
Accrued interest payable	(28)	(26)
	($2,936)	($2,856)
Classification:
Non-current assets	$98	$235
Non-current liabilities	(3,034)	(3,091)
	($2,936)	($2,856)

The deferred tax asset of $98 million includes $43 million expected to be realized in more than one year. The deferred tax liability of $3,034 million is expected to be realized in more than one year.
Expiry Dates of Tax Losses

	2021	2022	2023	2024	2025+	No expiry date	Total
Non-capital tax losses[1]
Barbados	$13	$—	$263	$77	$655	$—	$1,008
Canada	—	—	—	—	2,176	—	2,176
Chile	—	—	—	—	—	1,050	1,050
Tanzania	—	—	—	—	—	1,455	1,455
Zambia	—	150	—	—	14	—	164
Other	—	4	12	—	21	380	417
	$13	$154	$275	$77	$2,866	$2,885	$6,270
[1]Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2020.

The non-capital tax losses include $4,728 million of losses which are not recognized in deferred tax assets. Of these, $13 million expire in 2021, $4 million expire in 2022, $275 million expire in 2023, $77 million expire in 2024, $2,830 million expire in 2025 or later, and $1,529 million have no expiry date.

Recognition of Deferred Tax Assets
We recognize deferred tax assets taking into account the effects of local tax law. Deferred tax assets are fully recognized when we conclude that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors considered are:
•Historic and expected future levels of taxable income;
•Tax plans that affect whether tax assets can be realized; and
•The nature, amount and expected timing of reversal of taxable temporary differences.

Levels of future income are mainly affected by: market gold, copper and silver prices; forecasted future costs and expenses to produce gold and copper reserves; quantities of proven and probable gold and copper reserves; market interest rates; and foreign currency exchange rates. If these factors or other circumstances change, we record an adjustment to the recognition of deferred tax assets to reflect our latest assessment of the amount of deferred tax assets that is probable will be realized.
Deferred Tax Assets Not Recognized

	As at December 31, 2020	As at December 31, 2019
Argentina	$105	$103
Australia	298	277
Barbados	10	17
Canada	1,127	1,097
Chile	1,037	1,074
Côte d'Ivoire	6	5
Mali	9	8
Peru	281	329
Saudi Arabia	70	70
Tanzania	110	156
United States	—	1
Zambia	—	24
	$3,053	$3,161
Deferred Tax Assets Not Recognized relate to: non-capital loss carry forwards of $1,092 million (2019: $1,082 million), capital loss carry forwards with no expiry date of $323 million (2019: $331 million), and other deductible temporary differences with no expiry date of $1,638 million (2019: $1,748 million).

Source of Changes in Deferred Tax Balances
For the years ended December 31	2020	2019
Temporary differences
Property, plant and equipment	($112)	($1,851)
Environmental rehabilitation	29	37
Tax loss carry forwards	(54)	(27)
AMT and other tax credits	(14)	(10)
Inventory	81	(42)
Other	(10)	14
	($80)	($1,879)
Intraperiod allocation to:
Income from continuing operations before income taxes	($151)	($1,073)
Allocation to PPA	—	(799)
Sale of 50% interest in Kalgoorlie	—	12
Income Tax Payable	65	(16)
Other comprehensive income	(6)	(3)
Other	12	—
	($80)	($1,879)
Income Tax Related Contingent Liabilities
	2020	2019
At January 1	$327	$306
Net additions based on uncertain tax positions related to prior years	39	21
Reductions for tax positions of prior years	(100)	—
At December 31[1]	$266	$327
1If reversed, the total amount of $266 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Tax Years Still Under Examination
Argentina	2010-2011, 2014-2020
Australia	2016-2020
Canada	2015-2020
Chile	2015-2020
Côte d'Ivoire	2019-2020
Democratic Republic of Congo	2019-2020
Dominican Republic	2015-2020
Mali	2017-2020
Papua New Guinea	2006-2020
Peru	2013-2020
Saudi Arabia	2019-2020
Tanzania	2018-2020
United States	2019-2020
Zambia	2018-2020